S000028705 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Limited Duration Credit Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Limited Duration Credit Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 42
Expense Example, No Redemption, 3 Years	153
Expense Example, No Redemption, 5 Years	275
Expense Example, No Redemption, 10 Years	631
Columbia Variable Portfolio - Limited Duration Credit Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	413
Expense Example, No Redemption, 10 Years	$ 933